Significant Accounting Policies (Details) - Schedule of Property and Equipment is Comprised of the Below and Stated at Cost Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2023
Computers and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	Over the shorter of the term of the lease or the useful life of the asset